Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2017
Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Central Index Key	dei_EntityCentralIndexKey	0001545440
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 10, 2018
Prospectus Date	rr_ProspectusDate	Sep. 28, 2017
Wavelength Interest Rate Neutral Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	umt_ProspectusSupplementTextBlock

August 10, 2018

ULTIMUS MANAGERS TRUST

Wavelength Interest Rate Neutral Fund

Supplement to the Summary Prospectus, Statutory Prospectus, and
Statement of Additional Information,

each dated September 28, 2017

Investment Adviser Change in Control

On August 1, 2018, Wavelength Capital Management, LLC (the “Adviser”) the investment advisor to the Wavelength Interest Rate Neutral Fund (the “Fund”), was partially acquired by MANG Investments LLC (“MANG”), a wholly-owned subsidiary of LVS Partners Limited (together with MANG and other affiliated entities, the “GTS Group”) (the “Acquisition”). As a result of the Acquisition, MANG owns a 50% interest in the Adviser. The GTS Group provides liquidity to investors across financial instruments and throughout the world and is one of the largest NYSE designated market makers.

The Adviser does not expect any interruption of the Fund’s daily business as a result of the closing of the Acquisition. The Fund’s portfolio manager with the Adviser, Andrew Dassori, has remained in place and is expected to continue to manage the Fund using the same investment objective and strategies that have been employed for years by the Adviser.

Interim Investment Advisory Agreement and Interim Expense Limitation Agreement

The Fund’s investment advisory agreement with the Adviser in effect prior to August 1, 2018 (the “Prior Advisory Agreement”) provided for its automatic termination in the event of its assignment. As a result, the completion of the Acquisition resulted in the termination of the Prior Advisory Agreement. At a meeting held on July 23-24, 2018 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved an interim investment advisory agreement with the Adviser for the Fund (the “Interim Advisory Agreement”).

Under the Interim Advisory Agreement, which became effective on August 1, 2018, the Adviser provides the same advisory services to the Fund on the same terms provided under the Prior Advisory Agreement. There are no changes to the advisory fees (other than with respect to the provision which provides that the compensation earned under the Interim Advisory Agreement will be held in an interest-bearing escrow account as required by Rule 15a-4 under the Investment Company Act of 1940, as amended), investment objectives, or principal investment strategies of the Fund or composition of the Fund’s portfolio management team.

At the Meeting, the Board also approved a new investment advisory agreement (the “Proposed New Advisory Agreement”) between the Fund and the Adviser, which will be submitted to the shareholders of the Fund for their approval at a shareholders meeting called for that purpose. A proxy statement, along with notice of the shareholder meeting and a proxy ballot with more information regarding the Acquisition and the Proposed New Advisory Agreement, will be mailed to shareholders of the Fund in or around September 2018. The shareholder meeting is anticipated to take place in October 2018. The Interim Advisory Agreement will terminate upon the earlier of (i) December 29, 2018 or (ii) the date of approval of the Proposed New Advisory Agreement by the shareholders of the Fund.

In addition, at the Meeting, the Board also approved an interim expense limitation agreement (the “Interim Expense Limitation Agreement”), and a new expense limitation agreement (the “New Expense Limitation Agreement”) between the Trust, on behalf of the Fund, and the Adviser, because the prior expense limitation agreement for the Fund (the “Prior Expense Limitation Agreement”) terminated with the termination of the Prior Advisory Agreement, and the Interim Expense Limitation Agreement will terminate with the termination of the Interim Advisory Agreement. The terms of the Interim Expense Limitation Agreement and the New Expense Limitation Agreement are substantially similar to those of the Prior Expense Limitation Agreement. The Interim Expense Limitation Agreement became effective on August 1, 2018, and the New Expense Limitation Agreement will be entered into upon shareholder approval of the New Advisory Agreement.

In connection with the Acquisition, the changes described below to the Fund’s Statement of Additional Information (the “SAI”) are effective immediately.

Changes to the Statement of Additional Information

The following replaces the first two paragraphs, in their entirety, under the section “Investment Adviser,” on page 34 of the SAI:

Wavelength Capital Management, LLC, located at 250 West 57th Street, 20th Floor, New York, New York 10107, serves as the investment adviser to the Fund pursuant to an Interim Investment Advisory Agreement dated August 1, 2018 (the “Interim Investment Advisory Agreement”). The Adviser was formed and commenced operations in March 2013. Subject to the Fund’s investment objective and policies approved by the Board, the Adviser is responsible for providing the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. The Adviser also provides investment advisory services to separate accounts. The Adviser is controlled by Andrew Dassori, Mark Landis and MANG Investments LLC, a wholly-owned subsidiary of LVS Partners Limited (together with MANG Investments LLC and other affiliated entities, the “GTS Group”). The GTS Group provides liquidity to investors across financial instruments and throughout the world and is one of the largest NYSE designated market makers.

The Interim Advisory Agreement will terminate upon the earlier of (i) December 29, 2018 or (ii) the date of approval of a proposed new Advisory Agreement by the shareholders of the Fund. The Interim Investment Advisory Agreement is terminable without penalty on 10 days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Adviser may, at any time and without any penalty, terminate the Interim Investment Advisory Agreement upon 60 days’ written notice to the Trust and the Fund.

There are no changes to the Fund’s investment goal, investment strategies or principal risks as a result of the Acquisition described herein. Andrew Dassori continues to serve as the Fund’s portfolio manager and all investment advisory services continue to be performed from the Adviser’s New York, New York location.

For more information, or to obtain a copy of the Fund’s Prospectus or SAI free of charge, please contact the Fund at 1-866-896-9292.

Investors should retain this supplement for future reference.